Segment reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting

Note 31.      Segment reporting

The Group has two operating segments that meet the criteria set in ASC 280-10-50: Semiconductors and Corporate. The Semiconductors reportable segment is a strategic business unit that offers specific products and is managed separately because it requires dedicated resources and a targeted marketing strategy. The Semiconductors segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ & FIPS 140-3-certified secure microprocessors. The Corporate reportable segment requires separate disclosure based on the asset test; it is a strategic business unit that integrates corporate services and the Group’s financing strategy, and is managed separately because it requires dedicated resources. The Corporate reportable segment did not exist prior to January 1, 2023, when SEALSQ Corp acquired SEALSQ France SAS.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Group’s chief operating decision maker, who is its Chief Executive Officer, evaluates performance for its reportable segments based on segment net sales and gross profit where applicable, and on operating income or loss for purposes of allocating resources (including employees, property, plant and equipment, and financial resources) and assessing budgets and performance. The chief operating decision maker considers budget-to-actual variances on a quarterly basis.

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

12 months ended December 31,	2024			2023
USD'000	Semiconductors	Corporate	Total	Semiconductors	Corporate	Total
Revenues from external customers	10,981	-	10,981	30,058	-	30,058
Intersegment revenues	-	-	-	-	-	-
	10,981	-	10,981	30,058	-	30,058

Reconciliation of revenue
Elimination of intersegment revenue			-			-
Total consolidated revenue			10,981			30,058

Less:[1]
Cost of revenue	7,253	-	7,253	16,009	-	16,009
Segment gross profit	3,728	-	3,728	14,049	-	14,049

Less:[1]
Total operating expenses	12,845	8,166	21,011	12,300	1,303	13,603
Other segment items	(109)	951	842	(1,706)	5,216	3,510
Segment profit /(loss) before income taxes	(9,008)	(9,117)	(18,125)	3,455	(6,519)	(3,064)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			9			21
Elimination of intersegment profits			-			-
Income / (loss) before income taxes			(18,116)			(3,043)

Other segment disclosures
Interest revenue	160	611	771	88	5	93
Interest expense	95	471	566	109	189	298
Depreciation and amortization	628	2	630	571	-	571
Profit / (loss) from intersegment sales	-	-	-	-	-	-
Income tax recovery / (expense)	(3,077)	-	(3,077)	(218)	-	(218)
Segment assets	13,564	110,338	123,902	23,736	23,958	47,694

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Profit or loss from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.

12 months ended December 31,	2022
USD'000	Semiconductors	Corporate	Total
Revenues from external customers	23,198	n/a	23,198
Intersegment revenues	-	n/a	-
	23,198	n/a	23,198

Reconciliation of revenue
Elimination of intersegment revenue			-
Total consolidated revenue			23,198

Less:[1]
Cost of revenue	13,399	n/a	13,399
Segment gross profit	9,799	n/a	9,799

Less:[1]
Total operating expenses	7,233	n/a	7,233
Other segment items	61	n/a	61
Segment profit /(loss) before income taxes	2,505	n/a	2,505

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			20
Elimination of intersegment profits			-
Income / (loss) before income taxes			2,525

Other segment disclosures
Interest revenue	-	n/a	-
Interest expense	250	n/a	250
Depreciation and amortization	408	n/a	408
Profit / (loss) from intersegment sales	-	n/a	-
Income tax recovery / (expense)	3,251	n/a	3,251
Segment assets	21,587	n/a	21,587

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Profit or loss from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

	As at December 31,
USD'000	2024	2023
Asset reconciliation
Total assets from reportable segments	123,902	47,694
Other assets[1]	164	188
Elimination of intersegment receivables	(7,168)	(615)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Consolidated total assets	97,566	27,935

(1) Assets from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2024	2023	2022
North America	7,500	16,531	13,609
Europe, Middle East & Africa	1,839	9,985	6,777
Asia Pacific	1,642	3,466	2,745
Latin America	-	76	67
Total net sales	10,981	30,058	23,198

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2024	2023
Europe, Middle East & Africa	3,201	3,230
Total Property, plant and equipment, net of depreciation	3,201	3,230